Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Litigation

    On April 20, 2020, an individual named Chrystal Miller (“Miller”) who previously worked for a subsidiary of the Company, ICON Clinical Research LLC (“ICON Clinical”), filed a putative class action lawsuit, Chrystal Miller v. ICON plc et al., in the Superior Court of California, County of San Mateo. Her lawsuit was brought against the Company, ICON Clinical, DOCS Global, Inc., a subsidiary of the Company, and an individual former employee of ICON Clinical (collectively, “the ICON defendants”). The complaint alleges that the ICON defendants violated the California Labor Code and the California Business & Professions Code by failing to pay overtime wages, provide meal and rest periods, provide accurate, itemized wage statements, and timely pay all final wages to Clinical Research Associates employed in California since April 20, 2016. The suit seeks monetary damages, interest, injunctive relief, and attorneys’ fees and costs. On June 22, 2020, the case was removed to the U.S. District Court, Northern District of California. On November 4, 2020, the federal court remanded the case to San Mateo Superior Court. On December 23, 2020, ICON Clinical filed a cross-complaint against Miller alleging causes of action for fraud, negligent misrepresentation, conversion, breach of contract, and accounting. The ICON defendants deny the allegations that they have acted unlawfully and are vigorously defending the lawsuit.

Operating Leases

    The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next twelve years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. See note 22 - Operating leases for rental expense pursuant to ASC 842 for the years ended December 31, 2020 and December 31, 2019 and future minimum rental commitments as of December 31, 2020.